SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,679		$ 1,650
Limited-life funds and redeemable fund units	1,456		1,896
Total	3,699		4,132
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of financial liabilities [line items]
Subsidiary preferred shares and capital	$ 142		142
Series 1
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.25%	6.25%
Subsidiary preferred equity units	$ 586		574
Series 2
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%
Subsidiary preferred equity units	$ 555		546
Series 3
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%
Subsidiary preferred equity units	$ 538		530
Real Estate
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	864		921
Subsidiary preferred shares and capital	$ 564		586
Real Estate | BSREP II RH B LLC (“Manufactured Housing”) preferred capital
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares
Cumulative Dividend Rate	9.00%	9.00%
Subsidiary preferred shares and capital	$ 249		249
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary preferred shares and capital	$ 142		142
Real Estate | Preferred equity held by third party investor in Forest City Enterprises L.P. [Member]
Disclosure of financial liabilities [line items]
Subsidiary preferred shares and capital	$ 0		10
Real Estate | Preferred equity held by third party investor in BSREP II Vintage Estate Partners LLC
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	10,000	10,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary preferred shares and capital	$ 40		40
Real Estate | Series 1 | Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	842,534	842,534
Cumulative Dividend Rate	5.25%	5.25%
Subsidiary preferred shares and capital	$ 21		$ 23
Real Estate | Series 2 | Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	556,746	556,746
Cumulative Dividend Rate	5.75%	5.75%
Subsidiary preferred shares and capital		$ 11		$ 13
Real Estate | Series 3 | Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	789,718	789,718
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary preferred shares and capital		$ 16		18
Real Estate | Series 4 | Brookfield Property Split Corp (“BOP Split”) senior preferred shares
Disclosure of financial liabilities [line items]
Issued and Outstanding (in shares) | shares	594,994	594,994
Cumulative Dividend Rate	5.20%	5.20%
Subsidiary preferred shares and capital		$ 12		$ 18